FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Financial Instruments and Risks
Cash (paid) received	R$ 186,312	R$ (1,921,253)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	585,875	(1,267,832)
Operational Hedge | Zero cost collar (R$ x U.S.$)
Financial Instruments and Risks
Cash (paid) received	577,875	(1,269,231)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	8,000	1,399
Commodity Hedge
Financial Instruments and Risks
Cash (paid) received		(54,002)
Commodity Hedge | Swap VLSFO/other
Financial Instruments and Risks
Cash (paid) received		(54,002)
Debt Hedge
Financial Instruments and Risks
Cash (paid) received	(399,563)	(599,419)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(222,068)	(266,268)
Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Cash (paid) received	(455)	41,651
Debt Hedge | Swap IPCA to Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received		(4,819)
Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	54,128	49,562
Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (231,168)	R$ (419,545)